Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	337,973,496.93	20,410
Yield Supplement Overcollateralization Amount 03/31/25	26,415,537.14	0
Receivables Balance 03/31/25	364,389,034.07	20,410
Principal Payments	17,130,240.22	538
Defaulted Receivables	751,226.58	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	24,614,237.79	0
Pool Balance at 04/30/25	321,893,329.48	19,841

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.96%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,012,623.18	243
Past Due 61-90 days	2,126,664.28	84
Past Due 91-120 days	162,753.73	9
Past Due 121+ days	0.00	0
Total	8,302,041.19	336

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	662,157.26
Aggregate Net Losses/(Gains) - April 2025	89,069.32
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	0.15%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.21%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	37.57

Flow of Funds	$ Amount
Collections	19,343,685.55
Investment Earnings on Cash Accounts	26,755.85
Servicing Fee	(303,657.53)
Transfer to Collection Account	-
Available Funds	19,066,783.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,348,621.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	10,973,713.64
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,637,994.74

Total Distributions of Available Funds	19,066,783.87

Servicing Fee	303,657.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	332,867,043.12
Principal Paid	16,080,167.45
Note Balance @ 05/15/25	316,786,875.67

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2b
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	187,257,043.12
Principal Paid	16,080,167.45
Note Balance @ 05/15/25	171,176,875.67
Note Factor @ 05/15/25	55.7833786%

Class A-4
Note Balance @ 04/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	99,620,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	30,630,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	15,360,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,348,621.68
Total Principal Paid	16,080,167.45
Total Paid	17,428,789.13

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.34471%
Coupon	5.19471%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	875,426.68
Principal Paid	16,080,167.45
Total Paid to A-3 Holders	16,955,594.13

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3205081
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7449573
Total Distribution Amount	17.0654654

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.8528537
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.4022924
Total A-3 Distribution Amount	55.2551461

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	682.44
Noteholders' Principal Distributable Amount	317.56

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	5,106,453.81
Investment Earnings	17,905.49
Investment Earnings Paid	(17,905.49)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,803,537.19	$2,353,383.24	$2,381,857.40
Number of Extensions	76	95	99
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.62%	0.60%